PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited)
1
Voya Solution Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 7 .0%
13,301  Schwab U.S. TIPS
ETF
$ 671,567
5 .0
4,839  Vanguard Long-Term
Treasury ETF
268,613
2 .0
Total Exchange-Traded
Funds
(Cost $1,008,366)
940,180
7 .0
MUTUAL FUNDS : 93 .0%
Affiliated Investment Companies : 93 .0%
96,283
(1)
Voya Global Bond
Fund - Class R6
666,277
4 .9
104,726
(1)
Voya High Yield Bond
Fund - Class R6
692,241
5 .1
371,015
(1)
Voya Intermediate
Bond Fund - Class R6
3,079,424
22 .8
44,049
(1)(2)
Voya MidCap
Opportunities Portfolio
- Class R6
200,861
1 .5
14,969
(1)
Voya Multi-Manager
Emerging Markets
Equity Fund - Class I
133,670
1 .0
10,821
(1)
Voya Multi-Manager
International Equity
Fund - Class I
98,690
0 .7
11,745
(1)
Voya Multi-Manager
International Factors
Fund - Class I
100,893
0 .8
22,971
(1)
Voya Multi-Manager
Mid Cap Value Fund
- Class I
198,930
1 .5
6,586
(1)
Voya Russell™ Large
Cap Growth Index
Portfolio - Class I
367,395
2 .7
330,575
(1)
Voya Short Term Bond
Fund - Class R6
3,034,680
22 .5
58,754
(1)
Voya U.S. High
Dividend Low Volatility
Fund - Class R6
576,380
4 .3
16,519
(1)
Voya U.S. Stock Index
Portfolio - Class I
267,108
2 .0
177,444  VY
®
BrandywineGLOBAL -
Bond Portfolio - Class I
1,566,831
11 .6
55,371  VY
®
T. Rowe Price
Capital Appreciation
Portfolio - Class R6
1,362,691
10 .1
Shares Value
Percentage
of Net
Assets
MUTUAL FUNDS: (continued)
Affiliated Investment Companies: (continued)
2,672  VY
®
T. Rowe Price
Growth Equity Portfolio
- Class I
$ 201,934
1 .5
12,548,005
93 .0
Total Mutual Funds
(Cost $13,320,306)
12,548,005
93 .0
Total Long-Term
Investments
(Cost $14,328,672)
13,488,185
100 .0
Total Investments in
Securities
(Cost $14,328,672) $ 13,488,185 100 .0
Assets in Excess of
Other Liabilities 739 0.0
Net Assets $ 13,488,924 100.0
(1)
Investment in affiliate.
(2)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of September 30, 2023 (Unaudited) (continued)
2
Voya Solution Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2023
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 940,180 $ — $ — $ 940,180
Mutual Funds 12,548,005 — — 12,548,005
Total Investments, at fair value $ 13,488,185 $ — $ — $ 13,488,185
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2023, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2022
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2023
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Global Bond Fund - Class R6
$ 804,940 $ 226,483 $ (439,611) $ 74,465 $ 666,277 $ 23,484 $ (106,407) $ —
Voya High Yield Bond Fund - Class
R6
797,703 220,822 (400,626) 74,342 692,241 36,307 (67,410) —
Voya Intermediate Bond Fund -
Class R6
3,492,823 1,433,639 (2,084,081) 237,043 3,079,424 100,403 (324,228) 25
Voya MidCap Opportunities
Portfolio - Class R6
152,952 144,860 (142,705) 45,754 200,861 — (24,311) —
Voya Multi-Manager Emerging
Markets Equity Fund - Class I
— 387,092 (250,651) (2,771) 133,670 — 2,338 —
Voya Multi-Manager International
Equity Fund - Class I
— 133,540 (29,137) (5,713) 98,690 — 434 —
Voya Multi-Manager International
Factors Fund - Class I
— 133,592 (29,170) (3,529) 100,893 — 401 —
Voya Multi-Manager Mid Cap Value
Fund - Class I
155,577 157,196 (142,005) 28,162 198,930 — (25,695) —
Voya Russell™ Large Cap Growth
Index Portfolio - Class I
— 640,303 (291,597) 18,689 367,395 2,139 42,201 20,056
Voya Short Term Bond Fund -
Class R6
3,450,192 1,105,836 (1,617,980) 96,632 3,034,680 90,771 (105,035) —
Voya U.S. High Dividend Low
Volatility Fund - Class R6
858,115 195,511 (528,590) 51,344 576,380 10,264 (75,144) —
Voya U.S. Stock Index Portfolio -
Class I
321,619 424,538 (463,425) (15,624) 267,108 238 24,163 29,370
VY
®
BrandywineGLOBAL - Bond
Portfolio - Class I
2,423,965 704,285 (1,870,141) 308,722 1,566,831 42,255 (374,624) —
VY
®
T. Rowe Price Capital
Appreciation Portfolio - Class R6
1,575,398 525,946 (865,264) 126,611 1,362,691 1,442 (127,757) 155,092
VY
®
T. Rowe Price Growth Equity
Portfolio - Class I
210,545 98,003 (173,570) 66,956 201,934 — (4,125) 3,351
$ 14,243,829 $ 6,531,646 $ (9,328,553) $ 1,101,083 $ 12,548,005 $ 307,303 $ (1,165,199) $ 207,894
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 56,357
Gross Unrealized Depreciation (896,844)
Net Unrealized Depreciation $ (840,487)